UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




Investment Company Act file number   811-21274
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           Grosvenor Registered Multi-Strategy Master Fund, LLC
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               (Exact name of registrant as specified in charter)

       900 North Michigan Avenue, Suite 1100, Chicago, Illinois 60611
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  (Address of principal executive offices)                      (Zip code)

Scott J. Lederman                     George J. Zornada
Grosvenor Registered Multi-Strategy   K&L Gates LLP
Funds				      State Street Financial Center
900 North Michigan Avenue, Suite 1100 One Lincoln Street
Chicago, Illinois 60611               Boston, Massachusetts 02111-2950
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: (312) 506-6500
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Date of fiscal year end:    March 31
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Date of reporting period:   July 1, 2011 - June 30, 2012
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******************************* FORM N-Px REPORT *******************************


Item 1: Proxy Voting Record


Investment Company Act File Number: 811-21274
Reporting Period: 07/01/2011 - 06/30/2012
Registrant Name : Grosvenor Registered Multi-Strategy Master Fund, LLC


ISSUER:
GSO Liquidity Partners LP

TICKER:  N/A

CUSIP:  N/A

MEETING DATE:  November 4, 2011

SUMMARY OF MATTER VOTED ON:
Extend the terms of the Fund for a period of one year to November 30, 2012

MATTER PROPOSED BY:  Issuer

WHETHER THE REGISTRANT CAST ITS VOTE ON THE MATTER:  Yes

HOW THE REGISTRANT CAST ITS VOTE:  For

WHETHER THE REGISTRANT CAST ITS VOTE FOR OR AGAINST MANAGMENT:  For

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ISSUER:
Impala Fund LP

TICKER:  N/A

CUSIP:  N/A

MEETING DATE:  December 15, 2011

SUMMARY OF MATTER VOTED ON:
Amendments to governing documents

MATTER PROPOSED BY:  Issuer

WHETHER THE REGISTRANT CAST ITS VOTE ON THE MATTER:  Yes

HOW THE REGISTRANT CAST ITS VOTE:  For

WHETHER THE REGISTRANT CAST ITS VOTE FOR OR AGAINST MANAGMENT:  For

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ISSUER:
Steenbok Fund LP

TICKER:  N/A

CUSIP:  N/A

MEETING DATE:  December 23, 2011

SUMMARY OF MATTER VOTED ON:
Amendments to governing documents

MATTER PROPOSED BY:  Issuer

WHETHER THE REGISTRANT CAST ITS VOTE ON THE MATTER:  Yes

HOW THE REGISTRANT CAST ITS VOTE:  For

WHETHER THE REGISTRANT CAST ITS VOTE FOR OR AGAINST MANAGMENT:  For

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ISSUER:
Element Capital Feeder Fund Limited

TICKER:  N/A

CUSIP:  N/A

MEETING DATE:  May 3, 2012

SUMMARY OF MATTER VOTED ON:
Amendments to governing documents

MATTER PROPOSED BY:  Issuer

WHETHER THE REGISTRANT CAST ITS VOTE ON THE MATTER:  Yes

HOW THE REGISTRANT CAST ITS VOTE:  For

WHETHER THE REGISTRANT CAST ITS VOTE FOR OR AGAINST MANAGMENT:  For



                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Grosvenor Registered Multi-Strategy Master Fund, LLC
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By (Signature and Title)*     /s/ Scott J. Lederman, President
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				  Scott J. Lederman, President

Date: July 13, 2011


* Print the name and title of each signing officer under his or her signature.